COMMON SHARES - Equity transactions (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021 USD ($) D $ / shares shares	Nov. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($) item $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Aug. 31, 2021 shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 item	Aug. 31, 2021	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares
COMMON SHARES
Gross proceeds from issuance allocated to common shares			$ 15,868,381
Gross proceeds from issuance allocated to common shares warrants		$ 53,929	2,739,221
Share price | $ / shares					$ 6.35	$ 6.00					$ 14.40	$ 8.40
Issuance costs allocated to the warrants	$ 444,558
Number of warrants issued | shares		9,286
Intermediaries
COMMON SHARES
Amount of compensation paid			$ 1,408,750
Compensation warrants | Intermediaries
COMMON SHARES
Warrants exercise price | $ / shares			$ 9.60
Warrants exercisable term			5 years
Number of warrants issued | shares			146,744
Fair value of warrants			$ 957,947
IPO
COMMON SHARES
Number of units issued | shares	2,096,354
Price per unit | $ / shares	$ 9.60
Gross proceeds from offering	$ 20,125,000
Issuance costs of units	$ 3,067,604
Number of common share per unit | shares							1
Number of warrants per unit | shares							0.25
Number of common share per warrant | shares							0.25
Warrants exercise price | $ / shares								$ 12.60
Warrants exercisable term	5 years
Term for acceleration of warrants	30 days
Toronto Stock Exchange trading price | $ / shares	$ 37.80
Number of consecutive trading days | D	10
Risk free interest rate
COMMON SHARES
Warrants, measurement input			0.0121	2.39					0.0084	0.84
Risk free interest rate | Compensation warrants | Intermediaries
COMMON SHARES
Warrants, measurement input | item			0.0121
volatility
COMMON SHARES
Warrants, measurement input			0.936	94.00					0.956	95.6
volatility | Compensation warrants | Intermediaries
COMMON SHARES
Warrants, measurement input | item			0.956
Expected life
COMMON SHARES
Warrants, measurement input			4.7	4.4						5.0
Expected life | Compensation warrants | Intermediaries
COMMON SHARES
Warrants, measurement input			5.0
Warrants
COMMON SHARES
Price per unit | $ / shares	$ 9.60
Number of warrants per unit | shares							0.25
Gross proceeds from issuance allocated to common shares	$ 15,868,381
Issuance costs allocated to the common shares	1,665,099
Gross proceeds from issuance allocated to common shares warrants	$ 2,739,221
Share price | $ / shares								$ 8.28
Common share purchase warrants price | $ / shares	$ 1.32
Outstanding balance of warrants			$ 1,871,687	$ 1,605,020